The Company, Business Activities and Basis of Presentation - Summary of Third-Party Payers That Represent More Than 10% of Total Net Revenues and Total Net Accounts Receivable and Their Related Percentage (Detail)
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Customer Concentration Risk [Member] | Net Revenues [Member] | Blue Cross Blue Shield [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	16.00%	14.00%	17.00%	19.00%	11.00%
Customer Concentration Risk [Member] | Net Revenues [Member] | Medicare and Medicare Advantage [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.00%	45.00%	39.00%	41.00%	39.00%	40.00%
Customer Concentration Risk [Member] | Net Revenues [Member] | United Healthcare [Member]
Concentration Risk [Line Items]
Concentration risk percentage	6.00%	14.00%	15.00%	12.00%	12.00%	19.00%
Credit Concentration Risk [Member] | Net Accounts Receivable [Member] | Blue Cross Blue Shield [Member]
Concentration Risk [Line Items]
Concentration risk percentage			22.00%		27.00%
Credit Concentration Risk [Member] | Net Accounts Receivable [Member] | Medicare and Medicare Advantage [Member]
Concentration Risk [Line Items]
Concentration risk percentage			18.00%		21.00%
Credit Concentration Risk [Member] | Net Accounts Receivable [Member] | United Healthcare [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%		15.00%